Schedule of Investments
March 31, 2020 (unaudited)
Bread & Butter Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.51%

Computer Communications Equipment - 0.65%
Cisco Systems, Inc. (2)	200	7,862

Diversified Holding Cos. - 15.88%
Berkshire Hathaway, Inc. Class B (2)	1,050	191,972

Electric Services - 2.04%
PPL Corp. (2)	1,000	24,680

Electronic Computers - 5.26%
Apple, Inc.	250	63,573

Gold and Silver Ores - 2.27%
Barrick Gold Corp. (2)	1,500	27,480

Healthcare-Pharmaceutical - 4.34%
Johnson & Johnson	400	52,452

Household Appliances - 1.88%
AO Smith Corp.	600	22,686

Malt Beverages - 3.23%
Molson Coors Beverage Co. Class B	1,000	39,010

Meat Packing Plants - 8.62%
Tyson Foods, Inc. Class A	1,800	104,166

National Commercial Banks - 1.42%
Wells Fargo & Co.	600	17,220

Oil & Gas Field Exploration Services - 0.51%
Dawson Geophysical Co. (2)	6,300	6,121

Real Estate Investment Trust - 3.37%
UMH Properties, Inc., Series D 6.375%, Perpetual	1,000	18,791
UMH Properties, Inc., Series B 8.0%, Perpetual	1,000	22,000

		40,791

Retail-Auto & Home Supply Stores - 2.49%
O'Reilly Automotive, Inc. (2)	100	30,105

Services-Computer Programming, Data Processing, Etc. - 5.37%
Alphabet, Inc. Class C (2)	20	23,256
Facebook, Inc. Class A (2)	250	41,700

		64,956

Services-Consumer Credit Report - 1.52%
S&P Global, Inc. (2)	75	18,379

Services-Medical Laboratories - 4.70%
Laboratory Corp. of America Holdings (2)	450	56,875

Transportation Services - 1.56%
Booking Holdings, Inc. (2)	14	18,835

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.39%
LKQ Corp. (2)	2,000	41,020

Total Common Stocks	(Cost $ 624,219)	828,183

Preferred Stocks - 3.96%

Federal & Federally-Sponsored - 3.96%
Federal National Mortgage Corp. Series R 7.625%, Perpetual	6,000	31,320
Federal National Mortgage Corp. Series T 8.25%, Perpetual	3,000	16,560

		47,880

Total Preferred Stocks	(Cost $ 54,546)	47,880

Money Market Registered Investment Companies - 7.46%

Fidelity Institutional Treasury Only Money Market Fund, 0.40% (5)	90,190	90,190

Total Money Market Registered Investment Companies	(Cost $ 90,190)	90,190

Short-Term Investment - 20.19%
Huntington Conservative Deposit Account, 0.40% (5)	244,030	244,030

Total Short-Term Investment	(Cost $ 224,030)	244,030

Total Investments - 100.12%	(Cost $ 1,012,985)	1,210,283

Liabilities in Excess of Other Assets - (0.12%)		(1,433)

Total Net Assets - 100.00%		1,208,850

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$1,210,283	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,210,283	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.